Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Cost of Investment Property, Plant and Equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2022	$1,415	$5,404	$30,141	$163	$152	$3,036	$40,311
Additions	2	-	1,017	1	7	1,465	2,492
Conversion adjustments	(19)	(153)	(1,457)	1	(4)	(108)	(1,740)
Balance as of December 31, 2023	$1,398	$5,251	$29,701	$165	$155	$4,393	$41,063

Additions	12	0	854	0	6	1,255	2,127
Conversion adjustments	6	22	1,863	0	0	168	2,059
Balance as of December 31, 2024	$1,416	$5,273	$32,418	$165	$161	$5,816	$45,249

Schedule of Accumulated Depreciation of Property, Plant and Equipment

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of January 1, 2022	1,286	$22,074	$86	$82	$23,528

Depreciation expense	63	957	2	5	1,027
Conversion effects	(31)	(1,412)	(1)	(2)	(1,446)
Balance as of December 31, 2023	1,318	$21,619	$87	$85	$23,109

Depreciation expense	57	990	2	5	1,054
Conversion effects	(20)	1,470	(4)	(3)	1,443
Balance as of December 31, 2024	$1,355	$24,079	$85	$87	$25,606

Schedule of Net Book Value of Property, Plant and Equipment

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in- progress	Total

Balance as of January 1, 2023	$1,415	$4,118	$8,067	$77	$70	$3,036	$16,783

Balance as of December 31, 2023	$1,398	$3,933	$8,082	$78	$70	$4,393	$17,954

Balance as of December 31, 2024	$1,416	$3,918	$8,327	$80	$73	$5,816	$19,630